Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Proceeds from issuance of common stock ($40,000 received from a related party in 2017), net of issuance costs	$ 27,549	$ 48,792	$ 48,792	$ 23,964
Proceeds from issuance of Series AB ($5,819 received from related party CRG in 2016)			0	5,819
Related party
Proceeds from issuance of common stock ($40,000 received from a related party in 2017), net of issuance costs		$ 40,000	$ 40,000	$ 20,000